Cash and Cash Equivalents (Details) - USD ($) $ in Millions	Sep. 30, 2025	Apr. 02, 2025	Dec. 31, 2024		Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents [Line Items]
Cash on hand	$ 302		$ 479
Cash and cash equivalents	472		674	[1]	$ 511	$ 425
Short-term deposits	170		195
Ukraine [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	456				429
Short-term deposits	$ 170				$ 195
VEON Holdings B.V. [Member]
Cash and Cash Equivalents [Line Items]
Cash		$ 23	234			38
Cash on hand			10			10
Demerger proposal amount			235			272
Cash equivalents			195			105
Cash held			429			143
Cash and cash equivalents			674			425	$ 432
Short-term deposits			$ 195			$ 105

[1]	prior period comparatives have been reclassified to conform with the current period presentation